Additional Information on Consolidated Loss	12 Months Ended
Mar. 31, 2023
Profit (loss) [abstract]
Additional Information on Consolidated Loss	ADDITIONAL INFORMATION ON CONSOLIDATED LOSS
The following table provides additional information on the consolidated loss:

Year ended	March 31,
	2023	2022
	$	$
Expenses by Nature
Employee compensation and subcontractor costs	469,210	411,669
Government assistance
–tax credits (a)	(10,686)	(10,870)
–grants and loan forgiveness (b)	—	(6,234)
Licenses and telecommunications	9,789	6,848
Professional fees	7,496	5,911
Other expenses	18,882	13,246
Impairment of property and equipment and right-of-use assets (note 5, 6)	2,758	—
Depreciation of property and equipment	2,807	2,568
Depreciation of right-of-use assets	3,729	2,867
	503,985	426,005

Expenses by Function
Cost of revenues	370,927	321,732
Selling, general and administrative expenses	126,522	98,838
Depreciation	6,536	5,435
	503,985	426,005

(a) Tax credits are included in cost of revenues, except for an amount of $189,000 (2022 - $239,000) that was included in selling, general and administrative expenses.
(b) Grants and loan forgiveness are included in cost of revenues, except for an amount of $1,324,000 that was included in selling, general and administrative expenses for the year ended March 31, 2022. Included in grants and loan forgiveness for the year ended March 31, 2022 was $5,868,000 related to the forgiveness of two loans received under the Paycheck Protection Program ("PPP") of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act").